Summary of Significant Accounting Policies - Schedule of Patents (Detail) - USD ($)	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Indefinite-lived Intangible Assets [Line Items]
Patents, net	$ 646,472	$ 699,563	$ 770,351
Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Patents	880,000	880,000	880,000
Less accumulated armortization	(234,000)	(180,000)	(110,000)
Patents, net	$ 646,000	$ 700,000	$ 770,000